DEBT FACILITIES - Long-term Debt (Details)	Mar. 31, 2020 CAD ($)		Mar. 31, 2020 USD ($)	Apr. 01, 2019 CAD ($)	Mar. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 206,200,000	[1]		$ 295,900,000	$ 264,100,000
Long-term debt	3,106,000,000	[1]		$ 2,298,200,000	2,064,200,000
U.S. dollar, fixed rate - 3.60% to 4.90%
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 975,000,000.0
Current portion of long-term debt	0				80,100,000
Long-term debt	$ 1,370,400,000				1,163,100,000
U.S. dollar, fixed rate - 3.60% to 4.90% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.60%		3.60%
U.S. dollar, fixed rate - 3.60% to 4.90% | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.90%		4.90%
Canadian dollar, fixed rate - 4.15%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.15%		4.15%
Notional amount	$ 30,000,000.0
Current portion of long-term debt	0				45,000,000
Long-term debt	30,000,000				30,000,000
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	0				50,000,000
Long-term debt	0				0
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 183,100,000.0
Current portion of long-term debt	79,700,000				8,000,000
Long-term debt	177,100,000				259,200,000
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount	46,500,000.0
Current portion of long-term debt	5,600,000				5,600,000
Long-term debt	40,700,000				46,300,000
Other
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	8,200,000				8,400,000
Long-term debt	7,900,000				24,800,000
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	91,700,000				61,400,000
Long-term debt	214,400,000				179,300,000
Other
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	21,000,000				1,400,000
Long-term debt	160,700,000				17,200,000
Canadian dollar
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	0				4,200,000
Long-term debt	391,500,000				344,300,000
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	0				0
Long-term debt	423,300,000				0
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	0				0
Long-term debt	$ 290,000,000				$ 0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.